SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Related Party Transaction [Line Items]
Due to related party	$ 117,202	$ 32,171
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Due to related party	$ 117,202	$ 32,171